April 20, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Variable Insurance Funds (the Trust)
File No. 33-32216

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated March 31, 2017, filed pursuant to Rule 497(e), for the Vanguard
Variable Insurance Fund Allocation Portfolio, series of the above mentioned Trust.
If you have any questions or comments concerning the enclosed Amendment, please contact me at
(610) 669-2153.

Sincerely,

Jaliya Faulkner
Associate Counsel
The Vanguard Group, Inc.

Enclosures
cc: Asen Parachkevov, Esq.
U.S. Securities and Exchange Commission